Inventories - Schedule of Inventories (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Schedule of Inventories [Abstract]
Raw materials	$ 500	$ 670
Work in progress	597	192
Finished goods	1,004	1,150
Total inventories	$ 2,101	$ 2,012